RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Sep. 27, 2020
Balance Sheet
Total assets	$ 415,549,535		$ 416,346,780
Liabilities and Shareholders' equity
Total current liabilities	1,323,051		416,521
Deferred underwriting commissions	14,490,000		14,490,000
Derivative liabilities	20,789,520		40,532,280
Total liabilities	36,602,571		55,438,801
Class A ordinary shares, $0.0001 par value; 35,590,797 shares subject to possible redemption at $10.00 per share	373,946,960		355,907,970
Shareholders' equity
Preference shares - $0.0001 par value
Additional paid-in capital			16,798,022
Accumulated deficit	4,998,569		(11,799,629)
Total shareholders' equity	5,000,004	$ 5,000,002	5,000,009		$ 0
Total Liabilities and Shareholders' Equity	$ 415,549,535		$ 416,346,780
Temporary equity, par value, (per share)			$ 0.0001
Preferred stock, par value, (per share)	$ 0.0001		0.0001	$ 0.0001
Common shares, par value, (per share)			$ 0.0001
Class A Ordinary Shares
Shareholders' equity
Common stock			$ 581
Temporary equity, par value, (per share)				0.0001
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	0.0001
Class B Ordinary Shares
Shareholders' equity
Common stock	$ 1,035		$ 1,035
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Restatement of warrants as derivative liabilities
Balance Sheet
Total assets			$ 416,346,780	$ 416,788,700
Liabilities and Shareholders' equity
Total current liabilities			416,521	762,402
Deferred underwriting commissions			14,490,000	14,490,000
Derivative liabilities			40,532,280	29,873,200
Total liabilities			55,438,801	45,125,602
Class A ordinary shares, $0.0001 par value; 35,590,797 shares subject to possible redemption at $10.00 per share			355,907,970	366,663,090
Shareholders' equity
Additional paid-in capital				6,129,570
Accumulated deficit			(11,799,629)	(1,131,070)
Total shareholders' equity			5,000,009	5,000,008
Total Liabilities and Shareholders' Equity			416,346,780	416,788,700
Restatement of warrants as derivative liabilities | Class A Ordinary Shares
Shareholders' equity
Preference shares - $0.0001 par value			581
Common stock				473
Restatement of warrants as derivative liabilities | Class B Ordinary Shares
Shareholders' equity
Preference shares - $0.0001 par value			1,035
Common stock				1,035
Additional paid-in capital			16,798,022
As Previously Reported | Restatement of warrants as derivative liabilities
Balance Sheet
Total assets			416,346,780	416,788,700
Liabilities and Shareholders' equity
Total current liabilities			416,521	762,402
Deferred underwriting commissions			14,490,000	14,490,000
Total liabilities			14,906,521	15,252,402
Class A ordinary shares, $0.0001 par value; 35,590,797 shares subject to possible redemption at $10.00 per share			396,440,250	396,536,290
Shareholders' equity
Additional paid-in capital				5,003,798
Accumulated deficit			(14,479)	(5,000)
Total shareholders' equity			5,000,009	5,000,008
Total Liabilities and Shareholders' Equity			416,346,780	416,788,700
As Previously Reported | Restatement of warrants as derivative liabilities | Class A Ordinary Shares
Shareholders' equity
Preference shares - $0.0001 par value			176
Common stock				175
As Previously Reported | Restatement of warrants as derivative liabilities | Class B Ordinary Shares
Shareholders' equity
Preference shares - $0.0001 par value			1,035
Common stock				1,035
Additional paid-in capital			5,013,277
Restatement Adjustment | Restatement of warrants as derivative liabilities
Liabilities and Shareholders' equity
Derivative liabilities			40,532,280	29,873,200
Total liabilities			40,532,280	29,873,200
Class A ordinary shares, $0.0001 par value; 35,590,797 shares subject to possible redemption at $10.00 per share			(40,532,280)	(29,873,200)
Shareholders' equity
Additional paid-in capital				1,125,772
Accumulated deficit			(11,785,150)	(1,126,070)
Restatement Adjustment | Restatement of warrants as derivative liabilities | Class A Ordinary Shares
Shareholders' equity
Preference shares - $0.0001 par value			405
Common stock				$ 298
Restatement Adjustment | Restatement of warrants as derivative liabilities | Class B Ordinary Shares
Shareholders' equity
Additional paid-in capital			$ 11,784,745